Income Taxes (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Jan. 01, 2018	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes
Benefit (provision) for income taxes		$ 1,944	$ 1,063	$ 8,222	$ (3,375)	$ 13,185
Statutory U.S. federal income taxes	21.00%			21.00%	21.00%	35.00%
Statutory U.S. federal income taxes				$ (2,042)	$ (2,115)	$ 2,021
Increase to tax benefit, Tax Cut and Jobs Act						17,000
Transition tax expense						1,200
Undistributed earnings of foreign subsidiaries				13,900
Undistributed earnings repatriated						8,900
Additional Federal Income tax expense				1,200
Net operating loss carryforwards				95,400
Valuation allowance				1,812	1,812	1,812	$ 1,279
Interest or penalties on unrecognized tax benefits				0	$ 0	$ 0
Research and development
Income Taxes
U.S operating loss carryforward				5,300
Foreign operating loss carryforward				3,700
NOL carryforward that will expire prior to utilization				2,500
Minimum
Income Taxes
Withholding tax payable on unremitted earnings				$ 900